Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 9 Share-Based Compensation
Prior to the Tailwind Two Merger, Legacy Terran Orbital maintained the Amended and Restated Terran Orbital Corporation 2014 Equity Incentive Plan (the “2014 Plan”). During January 2022, the 2014 Plan was amended to authorize the issuance of no more than 941,355 shares of Legacy Terran Orbital’s common stock, which represents 25,967,343 shares of Terran Orbital Corporation’s common stock on a converted basis.
In connection with the Tailwind Two Merger, the Company terminated the 2014 Plan and adopted the Terran Orbital Corporation 2021 Omnibus Incentive Plan (the “2021 Plan”). All of the outstanding share-based compensation awards granted under the 2014 Plan were cancelled and substituted for awards under the 2021 Plan in the same form and on substantially the same terms and conditions. The 2021 Plan authorizes the issuance of no more than 13,729,546 shares of Terran Orbital Corporation’s common stock pursuant to awards under the 2021 Plan. The number of authorized shares issuable under the 2021 Plan is subject to an annual increase on the first day of each calendar year during the term of the 2021 Plan, equal to the lesser of (i) 3% of the aggregate number of shares of Terran Orbital Corporation’s common stock outstanding on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of Terran Orbital Corporation’s common stock as determined by the Company’s board of directors. Further, under the 2021 Plan, the number of authorized shares issuable under the 2021 Plan may be adjusted in case of changes to capitalization or other corporate events. As of March 31, 2022, there were approximately 23 million shares of Terran Orbital’s common stock underlying outstanding awards, which were cancelled under the 2014 Plan and substituted for awards under the 2021 Plan. The shares underlying such substituted awards are incremental to, and do not count against, the authorized share pool of the 2021 Plan.
Share-based compensation expense totaled $17.3 million and $168 thousand during the three months ended March 31, 2022 and 2021, respectively. All of the Company’s outstanding restricted stock units (“RSUs”) included a performance condition that requires a liquidity event to occur in order to vest. Accordingly, the Company previously did not recognize share-based compensation expense associated with the RSUs as their performance condition was not probable of being met until such an event occurred. Upon closing of the Tailwind Two Merger, the Company recorded a cumulative catch-up
of approximately $17.2 million in order to begin recognition of share-based compensation expense associated with these RSUs as the performance condition was met, of which $2.1 million was recorded to cost of sales and $15.1 million was recorded to selling, general, and administrative expenses in the condensed consolidated statements of operations and comprehensive loss based on the classification of each employee’s compensation expense.
2014 Plan
During the three months ended March 31, 2022 and prior to the Tailwind Two Merger, the Company granted approximately 6.4 million RSUs under the 2014 Plan with a weighted-average grant date fair value of $8.12.
The majority of these RSUs (referred to as “Retention RSUs”) will generally vest on the later to occur of: (i) the first anniversary of the consummation of the Tailwind Two Merger and (ii) the trading price of Company’s common stock equaling or exceeding $11.00 or $13.00, as applicable, for any 20 trading days within any consecutive
30-trading
day period. The Retention RSUs expire five years from the Tailwind Two Merger if unvested. The derived service period for the Retention RSUs was estimated to be less than one year from the date of the Tailwind Two Merger based on the median weighted-average triggering event period determined using the Monte Carlo simulation model. As the derived service period is less than one year, the share-based compensation expense associated with the Retention RSUs will be recognized over a one-year
period beginning from the consummation of the Tailwind Two Merger. In addition, the grant date fair value of the Retention RSUs was determined using the Monte Carlo simulation model using the following significant inputs and assumptions as of the valuation date: (i) the price per share of Terran Orbital Corporation’s common stock, (ii) the risk-free interest rate, (iii) the dividend yield, (iv) the estimated volatility, and (v) a discount for lack of marketability.
For the granted RSUs that are not Retention RSUs, the grant date fair value was based on the fair value of Legacy Terran Orbital’s common stock. Prior to the Tailwind Two Merger and in the absence of a public market for the Legacy Terran Orbital’s common stock, the valuation of the Legacy Terran Orbital’s common stock has been determined using an option pricing model, which is used to allocate the total enterprise value of the Company to the different classes of equity as of the valuation date. The significant assumptions used in the option pricing model include: (i) total enterprise value of the Company based on the guideline publicly-traded company method, guideline transaction method, market calibration method and discounted cash flow method; (ii) liquidation preferences, conversion values, and participation thresholds of different equity classes; (iii) probability-weighted time to a liquidity event; (iv) expected volatility based upon the historical and implied volatility of common stock for the Company’s selected peers; (v) expected dividend yield of zero as the Company does not have a history or plan of declaring dividends on its common stock; (vi) risk-free interest rate based on U.S. treasury bonds with a zero-coupon
rate, (vii) implied valuation, timing, and probability of the Tailwind Two Merger; and (viii) a discount for the lack of marketability of the Company’s common stock. As a result of the Tailwind Two Merger, the estimates will no longer be necessary to determine the fair value of the Company’s common stock as there is a public market for the underlying shares.
PredaSAR Plan
In connection with the PredaSAR Merger, the PredaSAR Corporation 2020 Equity Incentive Plan (the “PredaSAR Plan”) was terminated. The stock options granted under the PredaSAR Plan were modified by cancellation and replacement with RSUs granted under the 2014 Plan. The incremental share-based compensation to be recognized over the service period of the RSUs as a result of the modification totaled approximately $445 thousand and was based on the incremental fair value of the RSUs granted compared to the fair value of the stock options immediately prior to cancellation. The Company did not recognize any incremental share-based compensation expense associated with the RSUs during the three months ended March 31, 2021 as the performance condition was not probable of being met until a liquidity event occurs. However, the Company continued to recognize share-based compensation expense related to the original grant date fair value of the cancelled stock options as the stock options were probable of vesting pursuant to their original terms.

Note 9 Share-Based Compensation
The Company grants share-based compensation awards to employees and directors under the Amended and Restated Terran Orbital Corporation 2014 Equity Incentive Plan (the “2014 Plan”). Prior to the PredaSAR Merger, the Company also granted share-based compensation awards under the PredaSAR Corporation 2020 Equity Incentive Plan (the “PredaSAR Plan”). In connection with the Tailwind Two Merger, the 2014 Plan and related share-based compensation awards were cancelled and exchanged with a new share-based compensation plan and related share-based compensation awards of New Terran Orbital.
Share-based compensation expense for service-based awards is recognized on a straight-line basis over the requisite service period. For awards that include a performance condition, share-based compensation expense is recognized only if it is probable that the performance condition will be met. Share-based compensation expense is included in cost of sales and selling, general, and administrative expenses in the consolidated statements of operations and comprehensive loss. Additionally, certain costs related to share-based compensation awards granted to manufacturing employees are capitalized to inventory. The Company accounts for forfeitures as they occur.
All share-based compensation awards are classified as equity awards and are settled through the issuance of authorized but previously unissued shares of common stock.
Share-based compensation, inclusive of amounts included in inventory, for the periods presented was as follows:

	Years ended December 31,
(in thousands)	2021	2020
Stock options	$416	$580
Restricted stock units	225	—
Restricted stock awards	—	540
PredaSAR options	37	110

Share-based compensation	$678	$1,230

There was no income tax benefit associated with the Company’s share-based compensation during 2021 and 2020 as a result of a full valuation allowance on the Company’s deferred tax assets.
The measurement of the Company’s share-based compensation awards is based on the grant-date fair value of the Company’s common stock. In the absence of a public market for the Company’s common stock, the valuation of the Company’s common stock has been determined using an option pricing model. Refer to Note 7 “Fair Value of Financial Instruments” for further discussion regarding the valuation of the Company’s common stock using an option pricing model.

2014 Plan
During June 2017, the Company adopted the 2014 Plan as the successor plan to the Tyvak Nano-Satellite Systems, Inc. 2014 Equity Incentive Plan (the “Predecessor Plan”). The 2014 Plan authorizes the issuance of no more than 744,130 shares of Terran Orbital Corporation common stock by the exercise or vesting of granted awards, which are generally stock options, restricted stock awards (“RSAs”) or restricted stock units (“RSUs”). Following the implementation of the 2014 Plan, no additional awards were to be granted under the Predecessor Plan. During January 2022, the 2014 Plan was amended to authorize the issuance of no more than 941,355 shares of Terran Orbital Corporation common stock.
Stock Options
Stock options granted under the 2014 Plan are primarily service-based awards that vest over a two-
or four-year period from the date of grant, have an exercise price based on the estimated fair value of the Company’s common stock on the date of grant, and have a contractual term of up to ten years from the date of grant.
There were no stock options granted under the 2014 Plan during 2021. The grant-date fair values of stock options granted under the 2014 Plan during 2020 were determined using the Black-Scholes option-pricing model with the following assumptions:

	Years ended December 31,
	2020
	Range
	Low	High
Expected term (in years)	6.25	6.25
Expected volatility	110%	120%
Expected dividend yield	0%	0%
Risk-free interest rate	0.46%	0.56%
The expected term was calculated using the simplified method as the Company did not have sufficient historical exercise data to provide a reasonable basis to estimate future exercise patterns. The expected volatility was based upon the historical and implied volatility of common stock for the Company’s selected peers. The dividend yield was determined to be zero as the Company does not have a history or plan of declaring dividends on its common stock. The risk-free interest rate was based on U.S. treasury bonds with a zero-coupon
rate.
The weighted-average grant-date fair value of stock options granted during 2020 was $51.49.
The following table summarizes activity related to stock options during 2021:

	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2020	115,791	$24.59	$5,763	6.25
Granted	—	—
Exercised	(21,716)	10.90
Forfeited	(17,119)	32.16

Outstanding as of December 31, 2021	76,956	$26.76	$12,797	5.39

Exercisable as of December 31, 2021	58,445	$23.16	$9,929	4.62

The intrinsic value of stock options exercised was $1.9 million and $1.8 million during 2021 and 2020, respectively.

As of December 31, 2021, unrecognized compensation cost related to stock options was $648 thousand, which is expected to be recognized over a weighted-average period of 2.4 years.
Restricted Stock Units
RSUs granted under the 2014 Plan vest pursuant to a service condition over a two-
or four-year period and a performance condition that requires a liquidity event to occur within seven
years. The fair value of RSUs is based on the fair value of the Company’s common stock on the date of grant.
The following table summarizes activity related to RSUs during 2021:

	Number of RSUs	Weighted- Average Grant-Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	568,414	83.60
Vested	—	—
Forfeited	(31,788)	89.26

Unvested as of December 31, 2021	536,626	$83.27

The Company has not recognized any share-based compensation expense associated with the RSUs granted during 2021, except as described below, as the performance condition was not probable of being met until a liquidity event occurs. Upon closing of the Tailwind Two Merger, the Company will record a cumulative catch-up
in order to begin recognition of share-based compensation expense associated with the RSUs as the performance condition will be met.
As of December 31, 2021, unrecognized compensation cost related to RSUs was $43.6 million, which is expected to be recognized over a weighted-average period of 1.1 years.
During the first quarter of 2022, the Company granted approximately 233 thousand RSUs under the 2014 Plan. The majority of these RSUs will generally vest on the latest occur of: (i) the first anniversary of the consummation of the Tailwind Two Merger, (ii) the trading price of New Terran Orbital’s common stock equaling or exceeding $11.00 or $13.00, as applicable, for any 20 trading days within any consecutive
30-trading
day period and (iii) such other performance vesting conditions.
Restricted Stock Awards
There were no unvested RSAs as of December 31, 2021 as all RSAs had fully vested as of December 31, 2020. There were no RSAs granted during 2021 and 2020. The fair value of RSAs that vested during 2020 was $535 thousand.
PredaSAR Plan
During May 2020, the Company adopted the PredaSAR Plan, which authorized the issuance of up to 9,000 shares of PredaSAR Corporation common stock by the exercise or vesting of granted awards, which were all stock options.
Stock options granted under the PredaSAR Plan were primarily service-based awards that vested over a five-year period from the date of grant, had an exercise price of $1,000 per share, and a contractual term of ten years from the date of grant.

The Company did not grant options under the PredaSAR Plan during 2021. The grant-date fair values of stock options granted under the PredaSAR Plan during 2020 were determined using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31,
	2020
	Range
	Low	High
Expected term (in years)	6.25	6.25
Expected volatility	110%	110%
Expected dividend yield	0%	0%
Risk-free interest rate	0.43%	0.65%
The expected term was calculated using the simplified method as the Company did not have sufficient historical exercise data to provide a reasonable basis to estimate future exercise patterns. The expected volatility was based upon the historical and implied volatility of common stock for the Company’s selected peers. The dividend yield was determined to be zero as the Company does not have a history or plan of declaring dividends on its common stock. The risk-free interest rate was based on U.S. treasury bonds with a zero-coupon
rate.
The weighted-average grant-date fair value of stock options granted during 2020 was $577.00.
In connection with the PredaSAR Merger, the PredaSAR Plan was terminated. The stock options granted under the PredaSAR Plan were modified by cancellation and replacement with RSUs granted under the 2014 Plan. The modification resulted in the issuance of 29,835 RSUs with a weighted-average grant date fair value of $79.99 that vest pursuant to a service condition over a four-year period and a performance condition that requires a liquidity event to occur within seven years. Prior to termination of the PredaSAR Plan, the Company accounted for the cumulative compensation cost of share-based awards granted under the PredaSAR Plan as a component of additional paid-in
capital. Upon exercise of a stock option, an adjustment to
non-controlling
interest and additional
paid-in
capital was recorded.
The incremental share-based compensation to be recognized over the service period of the RSUs as a result of the modification totaled approximately $445 thousand and was based on the incremental fair value of the RSUs granted compared to the fair value of the stock options immediately prior to cancellation. The Company has not recognized any incremental share-based compensation expense associated with the RSUs during 2021 as the performance condition was not considered to be probable of being met until a liquidity event occurs. However, the Company has continued to recognize share-based compensation expense related to the original grant date fair value of the cancelled stock options as the stock options were probable of vesting pursuant to their original terms. Upon closing of the Tailwind Two Merger, the Company will record a cumulative catch-up
in order to begin recognition of share-based compensation expense associated with the incremental fair value of the modification as the performance condition will be met.
The fair value of the stock options immediately prior to cancellation was estimated using the Black-Scholes option pricing model using the following assumptions:

	Range
	Low	High
Expected term (in years)	5.50	6.01
Expected volatility	105%	105%
Expected dividend yield	0%	0%
Risk-free interest rate	0.95%	0.95%
The expected term was calculated using the simplified method as the Company did not have sufficient historical exercise data to provide a reasonable basis to estimate future exercise patterns. The expected volatility was based upon the historical and implied volatility of common stock for the Company’s selected peers. The dividend yield was determined to be zero as the Company does not have a history or plan of declaring dividends on its common stock. The risk-free interest rate was based on U.S. treasury bonds with a zero-coupon
rate.
The following table summarizes activity related to stock options granted under the PredaSAR Plan during 2021:

	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2020	1,967	$988.64	$—	9.50
Granted	—	—
Exercised	—	—
Forfeited	(45)	917.25
Cancelled and replaced	(1,922)	990.31

Outstanding as of December 31, 2021	—	$—	$—	—

Exercisable as of December 31, 2021	—	$—	$—	—

Following the PredaSAR Merger, share-based compensation expense and unrecognized compensation cost, inclusive of the incremental fair value due to modification, is included in information regarding RSUs granted under the 2014 Plan.